UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS U.S. Bond Index Fund

(formerly Deutsche U.S. Bond Index Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Manager
7	Portfolio Summary
8	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets

30	Financial Highlights
33	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS U.S. Bond Index Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS U.S. Bond Index Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	–1.79%	–0.83%	1.87%	3.15%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–4.49%	–3.56%	1.31%	2.86%
Bloomberg Barclays U.S. Aggregate Bond Index†	–1.62%	–0.40%	2.27%	3.72%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	–1.71%	–0.58%	2.04%	3.34%
Bloomberg Barclays U.S. Aggregate Bond Index†	–1.62%	–0.40%	2.27%	3.72%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	–1.66%	–0.59%	2.13%	3.48%
Bloomberg Barclays U.S. Aggregate Bond Index†	–1.62%	–0.40%	2.27%	3.72%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.89%, 0.71% and 0.62% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

4	|	DWS U.S. Bond Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

DWS U.S. Bond Index Fund	|	5

	Class A	Class S	Institutional Class
Net Asset Value
6/30/18	$9.18	$9.19	$9.18
12/31/17	$9.47	$9.48	$9.47
Distribution Information as of 6/30/18
Income Dividends, Six Months	$.12	$.13	$.13
June Income Dividend	$.0202	$.0214	$.0221
SEC 30-day Yield‡‡	2.74%	2.97%	3.07%
Current Annualized Distribution Rate‡‡	2.63%	2.79%	2.89%

‡‡

The SEC yield is net investment income per share earned over the month ended June 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.24%, 2.52% and 2.59% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.13%, 2.34% and 2.41% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS U.S. Bond Index Fund

Portfolio Manager

Louis R. D’Arienzo, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 1997.

–	Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios. Prior thereto, he was a trader and portfolio manager with Deutsche Bank.

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Net Assets)	6/30/18	12/31/17
Government & Agency Obligations	43%	41%
Corporate Bonds	26%	28%
Mortgage-Backed Securities Pass-Throughs	26%	27%
Commercial Mortgage-Backed Securities	2%	2%
Municipal Bonds and Notes	1%	1%
Asset-Backed	1%	1%
Cash Equivalents	1%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/18	12/31/17
AAA	71%	69%
AA	3%	4%
A	13%	14%
BBB	13%	13%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	6/30/18	12/31/17
Effective Maturity	8.4 years	8.0 years
Effective Duration	6.0 years	5.8 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

DWS U.S. Bond Index Fund	|	7

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 25.8%
Consumer Discretionary 2.5%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	29,884
6.15%, 3/1/2037	20,000	23,458
6.65%, 11/15/2037	40,000	49,651
Carnival Corp., 3.95%, 10/15/2020	25,000	25,398
CBS Corp., 3.7%, 8/15/2024	100,000	97,268
Comcast Corp.:
3.3%, 2/1/2027	15,000	14,113
4.049%, 11/1/2052	84,000	73,268
6.4%, 5/15/2038	18,000	21,332
Ford Motor Co., 4.75%, 1/15/2043	25,000	21,608
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	252,015
General Motors Co., 4.0%, 4/1/2025	50,000	48,528
General Motors Financial Co., Inc.:
3.55%, 4/9/2021	150,000	149,514
4.2%, 3/1/2021	40,000	40,558
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	24,293
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	50,164
5.4%, 9/15/2040	25,000	29,420
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	24,606
Lowe’s Companies, Inc., 4.05%, 5/3/2047	25,000	23,648
McDonald’s Corp., Series I, 6.3%, 10/15/2037	60,000	73,459
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	23,974
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	99,072
Target Corp., 2.5%, 4/15/2026	100,000	91,884
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	97,013
Time Warner Cable LLC, 6.75%, 6/15/2039	75,000	79,956
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	82,136
5.35%, 12/15/2043	30,000	29,294
VF Corp., 6.45%, 11/1/2037	15,000	18,675
Viacom, Inc., 6.875%, 4/30/2036	80,000	86,441
Walmart, Inc.:
2.35%, 12/15/2022	250,000	241,562
3.625%, 12/15/2047	25,000	23,273

The accompanying notes are an integral part of the financial statements.

8	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Walt Disney Co.:
2.45%, 3/4/2022	20,000	19,417
3.7%, 12/1/2042	55,000	50,175

		2,015,057

Consumer Staples 1.2%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	24,568
10.2%, 2/6/2039	53,000	86,232
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	43,972
4.375%, 4/15/2038	50,000	48,540
4.6%, 4/15/2048	100,000	98,525
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	34,158
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,793
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	47,765
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	22,369
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,480
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,740
Ingredion, Inc., 3.2%, 10/1/2026	25,000	23,220
Kellogg Co., 4.5%, 4/1/2046	25,000	23,664
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	53,542
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	21,628
5.0%, 6/4/2042	50,000	47,735
Kroger Co.:
2.65%, 10/15/2026	50,000	44,263
8.0%, 9/15/2029	40,000	50,170
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	25,353
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	31,873
PepsiCo, Inc.:
1.7%, 10/6/2021	10,000	9,563
4.25%, 10/22/2044	25,000	25,486
4.5%, 1/15/2020	85,000	87,472
Philip Morris International, Inc., 6.375%, 5/16/2038	20,000	24,172
Sysco Corp., 2.6%, 10/1/2020	50,000	49,391
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	25,842

		1,016,516

Energy 2.5%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	13,114
Apache Corp.:
5.1%, 9/1/2040	20,000	19,678
5.25%, 2/1/2042	35,000	34,752

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	9

	Principal Amount ($)	Value ($)
Baker Hughes a GE Co., LLC, 3.2%, 8/15/2021	25,000	24,911
BP Capital Markets PLC:
3.017%, 1/16/2027	35,000	33,128
3.216%, 11/28/2023	40,000	39,233
3.224%, 4/14/2024	10,000	9,812
3.279%, 9/19/2027	40,000	38,457
3.994%, 9/26/2023	55,000	56,243
Buckeye Partners LP:
4.35%, 10/15/2024	15,000	14,807
4.875%, 2/1/2021	25,000	25,438
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	38,302
7.4%, 12/1/2031	15,000	19,430
Canadian Natural Resources Ltd.:
2.95%, 1/15/2023	25,000	24,120
3.85%, 6/1/2027	25,000	24,391
6.45%, 6/30/2033	20,000	23,425
Chevron Corp.:
2.193%, 11/15/2019	20,000	19,860
2.355%, 12/5/2022	40,000	38,241
2.498%, 3/3/2022	45,000	44,141
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	26,944
Devon Energy Corp., 3.25%, 5/15/2022	15,000	14,745
Energy Transfer Partners LP:
4.05%, 3/15/2025	10,000	9,662
4.2%, 4/15/2027	45,000	42,404
6.625%, 10/15/2036	20,000	21,284
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	95,127
Series D, 6.875%, 3/1/2033	20,000	24,583
EOG Resources, Inc., 4.1%, 2/1/2021	25,000	25,489
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	121,585
Halliburton Co., 7.45%, 9/15/2039	60,000	78,702
Hess Corp., 7.125%, 3/15/2033	21,000	24,288
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,097
7.3%, 8/15/2033	40,000	46,993
Kinder Morgan, Inc.:
4.3%, 3/1/2028	100,000	97,149
7.75%, 1/15/2032	10,000	12,212
Marathon Petroleum Corp., 6.5%, 3/1/2041	60,000	69,873
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	53,829
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	99,600
5.5%, 1/21/2021	40,000	41,180

The accompanying notes are an integral part of the financial statements.

10	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Plains All American Pipeline LP:
4.5%, 12/15/2026	40,000	39,155
4.65%, 10/15/2025	35,000	34,879
Shell International Finance BV:
2.25%, 1/6/2023	25,000	23,940
2.375%, 8/21/2022	15,000	14,514
2.875%, 5/10/2026	35,000	33,260
5.5%, 3/25/2040	15,000	17,572
6.375%, 12/15/2038	35,000	45,284
Southern Union Co., 8.25%, 11/15/2029	40,000	48,318
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	46,511
Total Capital International SA, 2.75%, 6/19/2021	100,000	99,251
TransCanada PipeLines Ltd.:
3-month USD-LIBOR + 2.210%, 4.553%*, 5/15/2067	20,000	18,698
5.85%, 3/15/2036	30,000	33,574
6.2%, 10/15/2037	40,000	45,730
Williams Partners LP, 3.75%, 6/15/2027	100,000	94,423

		2,043,338

Financials 7.5%
Allstate Corp., 5.35%, 6/1/2033	41,000	46,032
American Express Co., 2.65%, 12/2/2022	108,000	103,707
American International Group, Inc.:
3.75%, 7/10/2025	10,000	9,659
3.9%, 4/1/2026	50,000	48,389
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	129,278
AXA SA, 8.6%, 12/15/2030	40,000	51,200
Bank of America Corp.:
2.625%, 10/19/2020	100,000	98,770
3.004%, 12/20/2023	107,000	103,740
3.419%, 12/20/2028	50,000	47,084
4.125%, 1/22/2024	50,000	50,823
Series L, 4.75%, 4/21/2045	50,000	50,342
Bank of America NA, 6.0%, 10/15/2036	100,000	117,960
Bank of New York Mellon Corp., 3.25%, 5/16/2027	125,000	120,376
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	12,581
Bank One Corp.:
7.625%, 10/15/2026	40,000	48,420
8.0%, 4/29/2027	50,000	62,396
Barclays PLC, 3.25%, 1/12/2021	200,000	197,135
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	59,691
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	96,350
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	93,878
4.75%, 7/15/2021	25,000	25,838

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	11

	Principal Amount ($)	Value ($)
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	24,905
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	25,955
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	147,116
4.0%, 8/5/2024	50,000	49,158
4.3%, 11/20/2026	50,000	48,790
4.6%, 3/9/2026	50,000	49,928
6.625%, 6/15/2032	60,000	70,693
8.125%, 7/15/2039	40,000	56,265
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	157,192
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	153,813
Fifth Third Bancorp., 8.25%, 3/1/2038	40,000	54,593
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	193,756
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,634
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	64,318
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	196,906
5.1%, 4/5/2021	105,000	109,757
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	21,103
JPMorgan Chase & Co.:
3.782%, 2/1/2028	50,000	48,783
3.9%, 7/15/2025	100,000	99,625
4.35%, 8/15/2021	300,000	308,515
4.625%, 5/10/2021	125,000	129,299
4.95%, 6/1/2045	50,000	50,889
KeyCorp, 2.9%, 9/15/2020	50,000	49,599
Legg Mason, Inc., 5.625%, 1/15/2044	25,000	26,012
Mastercard, Inc., 3.8%, 11/21/2046	25,000	24,351
MetLife, Inc.:
3.048%, 12/15/2022	75,000	73,624
3.6%, 4/10/2024	65,000	64,466
6.4%, 12/15/2066	20,000	21,200
Morgan Stanley:
2.5%, 4/21/2021	100,000	97,669
4.375%, 1/22/2047	25,000	23,874
Series F, 5.625%, 9/23/2019	150,000	154,568
6.375%, 7/24/2042	80,000	97,174
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	24,211
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	34,850
PNC Bank NA, 2.15%, 4/29/2021	250,000	242,304
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,207
Series D, 6.625%, 12/1/2037	40,000	50,308

The accompanying notes are an integral part of the financial statements.

12	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Regions Financial Corp., 2.75%, 8/14/2022	25,000	24,109
Royal Bank of Canada:
2.15%, 3/6/2020	100,000	98,536
2.2%, 9/23/2019	20,000	19,863
2.3%, 3/22/2021	25,000	24,515
4.65%, 1/27/2026	25,000	25,363
State Street Corp., 2.65%, 5/19/2026	25,000	23,472
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	48,748
4.75%, 10/21/2045	50,000	49,483
6.125%, 2/15/2033	40,000	45,740
6.75%, 10/1/2037	150,000	178,026
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	61,642
Toronto-dominion Bank, 2.125%, 4/7/2021	100,000	97,065
U.S. Bancorp., 2.95%, 7/15/2022	165,000	161,223
Visa, Inc., 4.3%, 12/14/2045	100,000	103,909
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	46,352
3.5%, 3/8/2022	100,000	99,674
3.55%, 9/29/2025	100,000	96,937
4.9%, 11/17/2045	50,000	49,383
5.375%, 2/7/2035	75,000	82,958
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	169,176

		6,172,233

Health Care 3.0%
Abbott Laboratories, 4.75%, 4/15/2043	25,000	26,025
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,407
4.4%, 11/6/2042	41,000	38,945
4.7%, 5/14/2045	25,000	24,729
Aetna, Inc., 6.625%, 6/15/2036	41,000	50,601
Allergan Finance LLC, 3.25%, 10/1/2022	80,000	77,724
Allergan Funding SCS:
3.0%, 3/12/2020	100,000	99,526
3.8%, 3/15/2025	100,000	97,104
AmerisourceBergen Corp., 4.3%, 12/15/2047	50,000	44,258
Amgen, Inc., 5.75%, 3/15/2040	70,000	78,668
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	49,052
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	73,912
3.25%, 11/12/2020	80,000	79,594
4.685%, 12/15/2044	25,000	24,232
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	83,347

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	13

	Principal Amount ($)	Value ($)
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	78,500
4.368%, 6/15/2047	25,000	21,928
4.625%, 12/15/2020	75,000	77,069
Celgene Corp., 4.625%, 5/15/2044	50,000	46,411
CVS Health Corp.:
2.8%, 7/20/2020	25,000	24,764
3.375%, 8/12/2024	125,000	120,666
5.05%, 3/25/2048	50,000	50,885
5.3%, 12/5/2043	50,000	52,248
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	25,730
4.75%, 3/1/2046	50,000	51,610
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	70,643
Johnson & Johnson, 4.85%, 5/15/2041	80,000	90,553
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,244
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	20,492
5.9%, 11/1/2039	20,000	24,204
Medtronic, Inc., 6.5%, 3/15/2039	20,000	25,441
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	25,664
Mylan NV, 3.15%, 6/15/2021	100,000	98,902
Pfizer, Inc., 4.4%, 5/15/2044	25,000	25,989
Pharmacia LLC, 6.6%, 12/1/2028	75,000	92,800
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	76,771
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	25,000	23,520
Stryker Corp., 4.625%, 3/15/2046	50,000	50,940
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	112,458
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	222,654
Wyeth LLC, 5.95%, 4/1/2037	40,000	48,763
Zoetis, Inc., 3.95%, 9/12/2047	25,000	23,108

		2,490,081

Industrials 2.0%
Boeing Co.:
6.625%, 2/15/2038	40,000	53,975
7.95%, 8/15/2024	50,000	62,305
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,202
6.2%, 8/15/2036	95,000	116,540
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	12,568
6.25%, 8/1/2034	10,000	12,508
6.375%, 11/15/2037	20,000	25,749

The accompanying notes are an integral part of the financial statements.

14	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	47,787
CSX Corp., 6.15%, 5/1/2037	40,000	48,016
Deere & Co., 8.1%, 5/15/2030	40,000	54,394
Fluor Corp., 3.5%, 12/15/2024	25,000	24,468
GATX Corp., 2.6%, 3/30/2020 (a)	25,000	24,696
General Dynamics Corp., 2.25%, 11/15/2022	25,000	23,951
General Electric Co.:
3.1%, 1/9/2023	100,000	97,763
4.125%, 10/9/2042	40,000	37,150
Series A, 6.15%, 8/7/2037	105,000	122,886
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	46,219
3.35%, 12/1/2023	20,000	20,178
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	49,377
Johnson Controls International PLC, 5.0%, 3/30/2020	75,000	77,156
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	66,497
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	74,020
4.07%, 12/15/2042	85,000	81,779
Raytheon Co., 4.4%, 2/15/2020	80,000	81,825
Republic Services, Inc., 5.0%, 3/1/2020	80,000	82,399
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	49,634
Union Pacific Corp., 3.646%, 2/15/2024	33,000	33,055
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	43,636
United Technologies Corp., 6.125%, 7/15/2038	50,000	58,509
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	96,905
Western Union Co., 6.2%, 6/21/2040	20,000	20,317

		1,666,464

Information Technology 1.8%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	51,015
Apple, Inc.:
2.75%, 1/13/2025	25,000	23,927
3.25%, 2/23/2026	200,000	195,219
3.45%, 5/6/2024	163,000	162,984
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	92,791
Corning, Inc., 5.75%, 8/15/2040	20,000	22,980
Dell International LLC, 144A, 4.42%, 6/15/2021	150,000	152,193
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	50,000	49,394
International Business Machines Corp., 6.5%, 1/15/2028	105,000	127,419
Microsoft Corp.:
1.55%, 8/8/2021	35,000	33,562
2.4%, 8/8/2026	100,000	92,505
3.625%, 12/15/2023	65,000	66,369
3.7%, 8/8/2046	50,000	48,624
4.875%, 12/15/2043	40,000	45,612

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	15

	Principal Amount ($)	Value ($)
Oracle Corp.:
2.95%, 11/15/2024	55,000	53,027
5.0%, 7/8/2019	20,000	20,457
5.375%, 7/15/2040	110,000	124,087
6.125%, 7/8/2039	80,000	98,135

		1,460,300

Materials 1.1%
ArcelorMittal, 5.5%, 3/1/2021	50,000	52,100
Dow Chemical Co., 5.25%, 11/15/2041	40,000	42,069
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	92,123
4.625%, 1/15/2020	50,000	51,345
5.6%, 12/15/2036	50,000	57,645
Eastman Chemical Co., 4.65%, 10/15/2044	25,000	24,505
LYB International Finance BV, 5.25%, 7/15/2043	25,000	25,950
Monsanto Co., 5.5%, 8/15/2025	20,000	21,329
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	17,191
Nucor Corp., 6.4%, 12/1/2037	20,000	25,160
Nutrien Ltd., 4.875%, 3/30/2020	25,000	25,517
PPG Industries, Inc., 3.2%, 3/15/2023	50,000	49,524
Praxair, Inc., 4.5%, 8/15/2019	60,000	61,391
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	24,652
6.125%, 12/15/2033	41,000	49,931
Southern Copper Corp., 6.75%, 4/16/2040	75,000	86,188
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	61,749
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	104,965

		873,334

Real Estate 0.6%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	82,395
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	169,540
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	122,916
(REIT), 4.25%, 11/15/2023	60,000	60,356
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	30,535

		465,742

Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	34,629
AT&T, Inc.:
3.4%, 5/15/2025	45,000	42,198
3.95%, 1/15/2025	35,000	34,231
144A, 4.1%, 2/15/2028	5,000	4,778

The accompanying notes are an integral part of the financial statements.

16	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
4.25%, 3/1/2027	45,000	44,042
144A, 4.3%, 2/15/2030	50,000	47,195
6.0%, 8/15/2040	15,000	15,640
6.3%, 1/15/2038	5,000	5,429
6.375%, 3/1/2041	45,000	49,060
6.4%, 5/15/2038	16,000	17,949
British Telecommunications PLC, 9.625%, 12/15/2030	60,000	85,721
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	52,388
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	45,531
Orange SA, 5.375%, 7/8/2019	125,000	128,043
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	48,082
Verizon Communications, Inc.:
2.625%, 8/15/2026	55,000	48,815
2.946%, 3/15/2022	25,000	24,537
3.376%, 2/15/2025	221,000	211,558
4.672%, 3/15/2055	145,000	128,780
4.812%, 3/15/2039	32,000	30,943
Vodafone Group PLC:
6.15%, 2/27/2037	40,000	43,983
6.25%, 11/30/2032	65,000	72,910

		1,216,442

Utilities 2.1%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	58,597
6.125%, 5/15/2038	42,000	52,721
Ameren Illinois Co., 3.7%, 12/1/2047	25,000	23,370
American Water Capital Corp., 2.95%, 9/1/2027	25,000	23,551
Baltimore Gas & Electric Co., 3.75%, 8/15/2047	25,000	23,419
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	50,000	56,098
Consolidated Edison Co. of New York, Series 08-B, 6.75%, 4/1/2038	40,000	52,885
Dominion Energy, Inc., Series F, 5.25%, 8/1/2033	40,000	42,686
DTE Electric Co., 5.7%, 10/1/2037	40,000	48,084
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	101,927
6.05%, 4/15/2038	65,000	80,716
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	100,065
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	46,374
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	45,974
Exelon Corp., 5.625%, 6/15/2035	20,000	23,145
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	107,467
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	49,603
4.95%, 6/1/2035	40,000	44,465

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	17

	Principal Amount ($)	Value ($)
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,798
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	32,596
NiSource, Inc., 4.8%, 2/15/2044	25,000	25,956
Northern States Power Co., 6.25%, 6/1/2036	40,000	49,745
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	91,136
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	40,680
6.05%, 3/1/2034	25,000	26,997
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,226
5.795%, 3/15/2040	20,000	24,097
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	46,646
Sempra Energy, 6.0%, 10/15/2039	50,000	59,266
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	54,471
6.65%, 4/1/2029	40,000	48,179
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	47,903
Southern Co., 2.95%, 7/1/2023	25,000	24,115
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	25,004
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	62,213
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	38,478

		1,755,653
Total Corporate Bonds (Cost $20,781,810)		21,175,160

Mortgage-Backed Securities Pass-Throughs 26.1%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	150,145	146,868
3.0%, with various maturities from 11/1/2026 until 1/1/2047	2,013,361	1,969,491
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,434,110	1,436,100
4.0%, with various maturities from 1/1/2020 until 8/1/2042	631,393	649,112
4.5%, with various maturities from 1/1/2020 until 9/1/2041	277,476	289,841
5.0%, with various maturities from 11/1/2022 until 6/1/2036	346,760	367,358
5.5%, with various maturities from 6/1/2020 until 1/1/2038	151,674	162,672
6.0%, with various maturities from 9/1/2021 until 2/1/2038	182,153	198,337
6.5%, with various maturities from 6/1/2034 until 8/1/2036	59,885	66,664
7.0%, with various maturities from 12/1/2024 until 12/1/2026	7,050	7,268
7.5%, 6/1/2027	288	289
Federal National Mortgage Association:
2.5%, with various maturities from 5/1/2028 until 11/1/2036	873,520	850,277

The accompanying notes are an integral part of the financial statements.

18	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,331,514	2,283,341
3.5%, with various maturities from 12/1/2026 until 9/1/2047	3,262,039	3,267,356
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,383,078	1,421,002
12-month USD-LIBOR + 1.750%, 4.206%*, 5/1/2041	26,045	27,153
4.5%, with various maturities from 2/1/2020 until 6/1/2042	620,019	651,114
5.0%, with various maturities from 12/1/2023 until 9/1/2041	256,436	272,966
5.5%, with various maturities from 8/1/2019 until 12/1/2038	247,365	265,584
6.0%, with various maturities from 9/1/2028 until 11/1/2037	150,968	165,724
6.5%, with various maturities from 7/1/2028 until 1/1/2038	97,821	108,220
7.0%, with various maturities from 7/1/2029 until 12/1/2033	42,063	45,223
7.5%, with various maturities from 1/1/2024 until 4/1/2028	3,278	3,636
8.0%, with various maturities from 12/1/2021 until 11/1/2031	5,836	6,464
8.5%, 12/1/2025	200	200
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2046	1,691,617	1,660,795
3.5%, with various maturities from 10/20/2041 until 1/20/2047	2,509,652	2,528,537
4.0%, with various maturities from 11/15/2024 until 2/20/2046	1,154,155	1,191,286
4.5%, with various maturities from 5/15/2039 until 1/20/2041	501,326	527,530
5.0%, with various maturities from 10/20/2035 until 8/20/2042	340,061	363,205
5.5%, with various maturities from 9/15/2033 until 10/20/2040	123,850	134,081
6.0%, with various maturities from 2/15/2029 until 12/15/2038	159,313	175,215
6.5%, with various maturities from 8/20/2032 until 10/20/2037	107,947	120,479
7.5%, 8/15/2031	1,169	1,198
8.0%, with various maturities from 7/15/2022 until 3/15/2032	19,458	22,721

Total Mortgage-Backed Securities Pass-Throughs (Cost $21,848,996)		21,387,307

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	19

	Principal Amount ($)	Value ($)
Asset-Backed 0.6%
Automobile Receivables 0.2%
Ally Auto Receivables Trust, “A4”, Series 2017-3, 2.01%, 3/15/2022	100,000	98,100
CarMax Auto Owner Trust, “A4”, Series 2018-2, 3.16%, 7/17/2023	100,000	99,985

		198,085

Credit Card Receivables 0.4%
Chase Issuance Trust:
“A4”, Series 2016-A4, 1.49%, 7/15/2022	100,000	97,270
“A7”, Series 2012-A7, 2.16%, 9/16/2024	100,000	96,464
GE Capital Credit Card Master Note Trust, “A”, Series 2012-7, 1.76%, 9/15/2022	100,000	98,740

		292,474
Total Asset-Backed (Cost $483,457)		490,559

Commercial Mortgage-Backed Securities 2.1%
Citigroup Commercial Mortgage Trust, “A4”, Series 2017-P7, 3.712%, 4/14/2050	100,000	100,038
Commercial Mortgage Trust:
“A5”, Series 2014-LC17, 3.917%, 10/10/2047	100,000	101,938
“A4”, Series 2013-CR9, 4.239%*, 7/10/2045	186,000	193,691
Fannie Mae-Aces:
“ATS2”, Series 2017-M15, 3.136%*, 11/25/2027	100,000	97,341
“A2”, Series 2013-M14, 3.329%, 10/25/2023	100,000	100,920
FHLMC Multifamily Structured Pass-Through Certificates:
“A1”, Series K025, 1.875%, 4/25/2022	59,855	58,654
“A2”, Series K020, 2.373%, 5/25/2022	100,000	97,644
“A2”, Series K017, 2.873%, 12/25/2021	100,000	99,293
“A2”, Series K041, 3.171%, 10/25/2024	100,000	100,095
“A2”, Series K069, 3.187%, 9/25/2027	100,000	97,950
GS Mortgage Securities Trust, “A4”, Series 2016-GS2, 3.05%, 5/10/2049	50,000	47,907
JPMBB Commercial Mortgage Securities Trust, “A4”, Series 2013-C17, 4.199%, 1/15/2047	100,000	103,634
JPMorgan Chase Commercial Mortgage Securities Trust, “A5”, Series 2015-JP1, 3.914%, 1/15/2049	100,000	101,629
UBS Commercial Mortgage Trust, “A3”, Series 2012-C1, 3.4%, 5/10/2045	170,209	170,556
Wells Fargo Commercial Mortgage Trust, “A5”, Series 2018-C44, 4.212%, 5/15/2051	100,000	103,113

The accompanying notes are an integral part of the financial statements.

20	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust, “A5”, Series 2014-C19, 4.101%, 3/15/2047	100,000	103,284
Total Commercial Mortgage-Backed Securities (Cost $1,727,187)		1,677,687

Government & Agency Obligations 43.3%
Other Government Related (b) 2.0%
European Bank for Reconstruction & Development, 2.75%, 3/7/2023	50,000	49,663
European Investment Bank:
1.125%, 8/15/2019	500,000	492,253
4.875%, 2/15/2036	65,000	80,274
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	46,349
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	213,310
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	240,502
4.75%, 2/15/2035	20,000	24,411
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	210,000	121,065
2.375%, 8/25/2021	165,000	162,764
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	191,672
6.625%, 6/15/2035	40,000	39,100

		1,661,363

Sovereign Bonds 2.0%
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	194,052
Province of Ontario:
4.0%, 10/7/2019	100,000	101,603
4.4%, 4/14/2020	100,000	102,775
Province of Quebec, Series NN, 7.125%, 2/9/2024	80,000	95,721
Republic of Colombia, 4.5%, 1/28/2026	200,000	203,000
Republic of Italy, 5.375%, 6/15/2033	80,000	86,751
Republic of Panama, 5.2%, 1/30/2020	100,000	103,375
Republic of Peru, 7.35%, 7/21/2025	115,000	140,300
Republic of Philippines, 5.5%, 3/30/2026	200,000	219,910
Republic of Poland, 6.375%, 7/15/2019	165,000	170,859
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	206,360

		1,624,706

U.S. Government Sponsored Agencies 1.5%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	405,605
6.25%, 7/15/2032	100,000	133,836
6.75%, 9/15/2029	3,000	4,002

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	21

	Principal Amount ($)	Value ($)
Federal National Mortgage Association:
6.25%, 5/15/2029	105,000	134,867
7.125%, 1/15/2030	41,000	56,459
7.25%, 5/15/2030	164,000	229,115
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	233,719

		1,197,603

U.S. Treasury Obligations 37.8%
U.S. Treasury Bonds:
2.25%, 8/15/2046	250,000	215,312
2.5%, 5/15/2046	100,000	90,867
2.75%, 8/15/2047	250,000	238,564
2.75%, 11/15/2047	500,000	477,109
2.875%, 8/15/2045	250,000	245,010
3.0%, 5/15/2045	600,000	602,320
3.0%, 11/15/2045	175,000	175,615
3.0%, 2/15/2047	250,000	250,898
3.0%, 2/15/2048	250,000	250,840
3.625%, 8/15/2043	250,000	278,672
3.875%, 8/15/2040	161,000	185,276
4.25%, 5/15/2039	506,000	610,382
4.5%, 8/15/2039	277,000	345,395
4.625%, 2/15/2040	154,000	195,460
6.0%, 2/15/2026	66,000	80,373
6.25%, 8/15/2023	486,000	567,120
7.25%, 8/15/2022	341,000	401,408
U.S. Treasury Notes:
1.125%, 6/30/2021	500,000	478,398
1.125%, 8/31/2021	500,000	477,012
1.25%, 3/31/2021	350,000	337,449
1.5%, 7/15/2020	2,000,000	1,958,594
1.5%, 8/15/2026	250,000	225,781
1.625%, 5/15/2026	450,000	411,627
1.75%, 12/31/2020	2,500,000	2,449,316
1.75%, 3/31/2022	90,000	87,019
1.75%, 5/31/2022	1,000,000	964,961
1.875%, 12/15/2020	1,000,000	983,203
1.875%, 2/28/2022	500,000	486,055
1.875%, 9/30/2022	1,500,000	1,450,137
1.875%, 8/31/2024	1,000,000	948,555
2.0%, 11/15/2021	322,000	315,246
2.0%, 2/15/2022	143,000	139,699
2.0%, 10/31/2022	2,500,000	2,427,441
2.0%, 11/30/2022	250,000	242,637
2.0%, 2/15/2025	200,000	190,211

The accompanying notes are an integral part of the financial statements.

22	|	DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
2.125%, 8/15/2021	519,000	510,972
2.125%, 5/15/2025	750,000	717,685
2.25%, 11/15/2024	500,000	483,789
2.25%, 11/15/2025	500,000	480,879
2.25%, 8/15/2027	1,000,000	951,758
2.25%, 11/15/2027	450,000	427,764
2.375%, 3/15/2021	2,000,000	1,987,891
2.375%, 1/31/2023	1,000,000	985,078
2.5%, 3/31/2023	2,000,000	1,980,000
2.625%, 11/15/2020	1,000,000	1,000,977
2.75%, 11/15/2023	500,000	499,805
2.75%, 2/15/2024	250,000	249,668
2.75%, 2/15/2028	1,000,000	991,445

		31,051,673
Total Government & Agency Obligations (Cost $35,620,659)		35,535,345

Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	86,082
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	101,429
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	54,070
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	23,870
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	86,373
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	45,970
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	23,362
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,003
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	52,519
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	45,726
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	50,656
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,608

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	23

	Principal Amount ($)	Value ($)
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	49,298
Total Municipal Bonds and Notes (Cost $655,765)		746,966

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d) (Cost $24,360)	24,360	24,360

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $772,556)	772,556	772,556

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $81,914,790)	99.7	81,809,940
Other Assets and Liabilities, Net	0.3	265,322

Net Assets	100.0	82,075,262

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d)
—	24,360	—	—	—	12	—	24,360	24,360
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.85% (c)
161,902	25,790,710	25,180,056	—	—	7,932	—	772,556	772,556
161,902	25,815,070	25,180,056	—	—	7,944	—	796,916	796,916

*

Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

The accompanying notes are an integral part of the financial statements.

24	|	DWS U.S. Bond Index Fund

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $23,708, which is 0.03% of net assets.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$21,175,160	$—	$21,175,160
Mortgage-Backed Securities Pass-Throughs	—	21,387,307	—	21,387,307
Asset-Backed	—	490,559	—	490,559
Commercial Mortgage-Backed Securities	—	1,677,687	—	1,677,687
Government & Agency Obligations	—	35,535,345	—	35,535,345
Municipal Bonds and Notes	—	746,966	—	746,966
Short-Term Investments (e)	796,916	—	—	796,916
Total	$796,916	$81,013,024	$—	$81,809,940

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	25

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $81,117,874) — including $23,708 of securities loaned	$81,013,024
Investment in DWS Government & Agency Securities Portfolio (cost $24,360)*	24,360
Investment in DWS Central Cash Management Government Fund (cost $772,556)	772,556
Receivable for investments sold	152,509
Receivable for Fund shares sold	36,288
Interest receivable	576,710
Due from Advisor	13,048
Other assets	38,329
Total assets	82,626,824

Liabilities
Cash overdraft	148
Payable upon return of securities loaned	24,360
Payable for investments purchased	134,852
Payable for Fund shares redeemed	230,217
Distributions payable	32,125
Accrued Trustees’ fees	657
Other accrued expenses and payables	129,203
Total liabilities	551,562
Net assets, at value	$82,075,262

Net Assets Consist of
Distributions in excess of net investment income	(325)
Net unrealized appreciation (depreciation) on investments	(104,850)
Accumulated net realized gain (loss)	(14,969)
Paid-in capital	82,195,406
Net assets, at value	$82,075,262

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

26	|	DWS U.S. Bond Index Fund

Statement of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($7,227,897 ÷ 787,296 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.18
Maximum offering price per share (100 ÷ 97.25 of $9.18)	$9.44
Class S
Net Asset Value, offering and redemption price per share ($26,238,759 ÷ 2,856,145 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.19
Institutional Class
Net Asset Value, offering and redemption price per share ($48,608,606 ÷ 5,293,740 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.18

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	27

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$1,254,012
Income distributions — DWS Central Cash Management Government Fund	7,932
Securities lending income, net of borrower rebates	12
Total income	1,261,956
Expenses:
Management fee	37,252
Administration fee	41,391
Services to shareholders	50,981
Distribution service fees	10,425
Custodian fee	9,308
Professional fees	48,337
Reports to shareholders	17,921
Registration fees	33,313
Trustees’ fees and expenses	3,502
Pricing service fee	29,737
Other	5,691
Total expenses before expense reductions	287,858
Expense reductions	(198,865)
Total expenses after expense reductions	88,993
Net investment income	1,172,963

Realized and Unrealized Gain (loss)
Net realized gain (loss) from investments	(29,068)
Change in net unrealized appreciation (depreciation) on investments	(2,608,716)
Net gain (loss)	(2,637,784)
Net increase (decrease) in net assets resulting from operations	$(1,464,821)

The accompanying notes are an integral part of the financial statements.

28	|	DWS U.S. Bond Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income	$1,172,963	$2,390,614
Net realized gain (loss)	(29,068)	207,820
Change in net unrealized appreciation (depreciation)	(2,608,716)	393,715
Net increase (decrease) in net assets resulting from operations	(1,464,821)	2,992,149
Distributions to shareholders from:
Net investment income:
Class A	(110,527)	(239,090)
Class S	(332,125)	(729,898)
Institutional Class	(730,636)	(1,418,673)
Net realized gains:
Class A	—	(23,258)
Class S	—	(70,233)
Institutional Class	—	(128,824)
Total distributions	(1,173,288)	(2,609,976)
Fund share transactions:
Proceeds from shares sold	23,042,889	50,814,980
Reinvestment of distributions	886,032	2,024,887
Payments for shares redeemed	(23,180,566)	(70,538,408)
Net increase (decrease) in net assets from Fund share transactions	748,355	(17,698,541)
Increase (decrease) in net assets	(1,889,754)	(17,316,368)
Net assets at beginning of period	83,965,016	101,281,384
Net assets at end of period (including distributions in excess of net investment income of $325 and $0, respectively)	$82,075,262	$83,965,016

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	29

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.47		$9.43	$9.56	$10.02	$9.93	$10.90
Income (loss) from investment operations:
Net investment income[a]	.12		.24	.24	.27	.28	.27
Net realized and unrealized gain (loss)	(.29)		.06	(.04)	(.25)	.28	(.55)
Total from investment operations	(.17)		.30	.20	.02	.56	(.28)
Less distributions from:
Net investment income	(.12)		(.24)	(.24)	(.27)	(.28)	(.27)
Net realized gains	—		(.02)	(.09)	(.21)	(.19)	(.42)
Total distributions	(.12)		(.26)	(.33)	(.48)	(.47)	(.69)
Net asset value, end of period	$9.18		$9.47	$9.43	$9.56	$10.02	$9.93
Total Return (%)[b,c]	(1.79	)**	3.22	2.04	.19	5.69	(2.59)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		9	11	14	18	19
Ratio of expenses before expense reductions (%)	.94	*	.94	.91	.85	.77	.72
Ratio of expenses after expense reductions (%)	.41	*	.41	.41	.43	.40	.53
Ratio of net investment income (%)	2.64	*	2.51	2.46	2.70	2.72	2.54
Portfolio turnover rate (%)	16	**	23	26	27	38	53 [d]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

30	|	DWS U.S. Bond Index Fund

	Six Months Ended 6/30/18		Years Ended December 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.48		$9.44	$9.57	$10.03	$9.93	$10.90
Income (loss) from investment operations:
Net investment income[a]	.13		.25	.25	.28	.29	.29
Net realized and unrealized gain (loss)	(.29)		.06	(.04)	(.25)	.29	(.55)
Total from investment operations	(.16)		.31	.21	.03	.58	(.26)
Less distributions from:
Net investment income	(.13)		(.25)	(.25)	(.28)	(.29)	(.29)
Net realized gains	—		(.02)	(.09)	(.21)	(.19)	(.42)
Total distributions	(.13)		(.27)	(.34)	(.49)	(.48)	(.71)
Net asset value, end of period	$9.19		$9.48	$9.44	$9.57	$10.03	$9.93
Total Return (%)[b]	(1.71	)**	3.38	2.20	.35	5.92	(2.43)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		23	28	24	26	25
Ratio of expenses before expense reductions (%)	.73	*	.76	.70	.70	.59	.53
Ratio of expenses after expense reductions (%)	.26	*	.26	.26	.28	.25	.34
Ratio of net investment income (%)	2.79	*	2.65	2.61	2.86	2.87	2.73
Portfolio turnover rate (%)	16	**	23	26	27	38	53 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS U.S. Bond Index Fund	|	31

	Six Months Ended 6/30/18		Years Ended December 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$9.47		$9.43	$9.56	$10.02	$9.93	$10.90
Income (loss) from investment operations:
Net investment income[a]	.13		.26	.26	.29	.30	.30
Net realized and unrealized gain (loss)	(.29)		.06	(.04)	(.25)	.28	(.55)
Total from investment operations	(.16)		.32	.22	.04	.58	(.25)
Less distributions from:
Net investment income	(.13)		(.26)	(.26)	(.29)	(.30)	(.30)
Net realized gains	—		(.02)	(.09)	(.21)	(.19)	(.42)
Total distributions	(.13)		(.28)	(.35)	(.50)	(.49)	(.72)
Net asset value, end of period	$9.18		$9.47	$9.43	$9.56	$10.02	$9.93
Total Return (%)[b]	(1.66	)**	3.48	2.30	.45	5.95	(2.31)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49		51	62	46	78	119
Ratio of expenses before expense reductions (%)	.64	*	.67	.63	.62	.53	.45
Ratio of expenses after expense reductions (%)	.16	*	.16	.16	.18	.15	.19
Ratio of net investment income (%)	2.89	*	2.76	2.71	2.96	2.97	2.84
Portfolio turnover rate (%)	16	**	23	26	27	38	53 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

32	|	DWS U.S. Bond Index Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (formerly Deutsche U.S. Bond Index Fund) (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS U.S. Bond Index Fund	|	33

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having

34	|	DWS U.S. Bond Index Fund

a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had a security on loan, which was classified as a corporate bond in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $80,597,855. The net unrealized appreciation for all investments based on tax cost was $2,539,948. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $3,328,354 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $788,406.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax

DWS U.S. Bond Index Fund	|	35

and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

36	|	DWS U.S. Bond Index Fund

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$4,677,030	$6,831,536
U.S. Treasury Obligations	$8,953,268	$6,009,448

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.09% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class S	.26%
Institutional Class	.16%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$22,210
Class S	56,358
Institutional Class	120,297
$198,865

DWS U.S. Bond Index Fund	|	37

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $41,391, of which $6,777 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$1,387	$512
Class S	3,197	1,044
Institutional Class	4,041	1,389
	$8,625	$2,945

Distribution Service Fee. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2018	Annualized Rate
Class A	$10,425	$3,265	.25%

Underwriting Agreement. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2018. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by the Advisor included in the Statement of Operations under “Reports to shareholders” aggregated $10,925, of which $10,142 is unpaid.

38	|	DWS U.S. Bond Index Fund

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. At June 30, 2018, the Fund had no outstanding loans.

DWS U.S. Bond Index Fund	|	39

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	149,612	$1,378,984	352,962	$3,348,149
Class S	1,526,179	$14,169,969	2,555,942	24,227,366
Institutional Class	807,931	$7,493,936	2,447,288	23,239,465
		$23,042,889		$50,814,980

Shares issued to shareholders in reinvestment of distributions
Class A	11,620	$107,010	27,275	$259,028
Class S	34,652	$319,241	83,507	793,917
Institutional Class	49,906	$459,781	102,304	971,942
		$886,032		$2,024,887

Shares redeemed
Class A	(339,107)	$(3,128,064)	(559,328)	$(5,281,110)
Class S	(1,174,524)	$(10,877,799)	(3,177,445)	(30,201,322)
Institutional Class	(994,107)	$(9,174,703)	(3,700,933)	(35,055,976)
		$(23,180,566)		$(70,538,408)

Net increase (decrease)
Class A	(177,875)	$(1,642,070)	(179,091)	$(1,673,933)
Class S	386,307	$3,611,411	(537,996)	(5,180,039)
Institutional Class	(136,270)	$(1,220,986)	(1,151,341)	(10,844,569)
		$748,355		$(17,698,541)

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2018, DWS Multi-Asset Conservative Allocation Fund held approximately 14% of the outstanding shares of the Fund.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was

40	|	DWS U.S. Bond Index Fund

renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche U.S. Bond Index Fund was renamed DWS U.S. Bond Index Fund.

H. Fund Liquidation

Upon the recommendation of the Advisor, the Fund’s Board of Trustees has authorized the Fund’s termination and liquidation, effective on or about October 15, 2018 (the “Liquidation Date”). Accordingly, the Fund will redeem all of its outstanding shares on the Liquidation Date. Effective July 23, 2018, in connection with the liquidation, the Fund, with certain exceptions, was closed to new investors.

DWS U.S. Bond Index Fund	|	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	|	DWS U.S. Bond Index Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$982.10	$982.90	$983.40
Expenses Paid per $1,000*	$2.01	$1.28	$0.79

Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,022.76	$1,023.51	$1,024,00
Expenses Paid per $1,000*	$2.06	$1.30	$0.80

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.41%	.26%	.16%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS U.S. Bond Index Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche U.S. Bond Index Fund’s (now known as DWS U.S. Bond Index Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

44	|	DWS U.S. Bond Index Fund

The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and

DWS U.S. Bond Index Fund	|	45

five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA and NTI the factors contributing to such underperformance and actions being taken to improve performance.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, effective October 1, 2017, in connection with the 2017 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee by 0.06%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

46	|	DWS U.S. Bond Index Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which

DWS U.S. Bond Index Fund	|	47

pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

48	|	DWS U.S. Bond Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS U.S. Bond Index Fund	|	49

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	25159R 304	25159R 403	25159R 502
Fund Number	648	2048	548

50	|	DWS U.S. Bond Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS U.S. Bond Index Fund	|	51

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

52	|	DWS U.S. Bond Index Fund

Notes

Notes

Notes

DBIF-3

(R-028294-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018